Financial Liabilities - Revolving Facility and Other (Details) - Revolving Credit Facility, Maturing in 2025 € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	May 07, 2020 USD ($)	May 06, 2020 USD ($)	Nov. 15, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 1,000	$ 1,000	$ 500	$ 500
Interest rate basis	US Libor
Adjustment to interest rate basis (as a percent)		1.50%
Borrowings		$ 0
Percentage of consolidated assets and consolidated EBITDA applied as guaranty of borrowings	70.00%
Refinancing of credit facility | €	€ 9.3